DESCRIPTION OF TCPL'S BUSINESS (Details)	12 Months Ended
Dec. 31, 2016 plant segment core_business mi km Bcf
Segment Reporting Information [Line Items]
Number of core businesses | core_business	3
Number of business segments in which the entity operates | segment	6
Canadian Natural Gas Pipelines
Segment Reporting Information [Line Items]
Investments of regulated natural gas pipelines (in kilometers) | km	40,111
Investments of regulated natural gas pipelines (in miles) | mi	24,923
U.S. Natural Gas Pipelines
Segment Reporting Information [Line Items]
Investments of regulated natural gas pipelines (in kilometers) | km	49,776
Investments of regulated natural gas pipelines (in miles) | mi	30,933
Investments of regulated natural gas storage facilities (in billion cubic feet) | Bcf	535
Mexico Natural Gas Pipelines
Segment Reporting Information [Line Items]
Investments of regulated natural gas pipelines (in kilometers) | km	1,617
Investments of regulated natural gas pipelines (in miles) | mi	1,005
Liquids Pipelines
Segment Reporting Information [Line Items]
Wholly owned and operated crude oil pipeline systems (in kilometers) | km	4,324
Wholly owned and operated crude oil pipeline systems (in miles) | mi	2,687
Energy
Segment Reporting Information [Line Items]
Number of electrical power generation plants | plant	18
Non-regulated natural gas storage facilities (in billion cubic feet) | Bcf	118
Held-for-sale | Energy
Segment Reporting Information [Line Items]
Number of electrical power generation plants | plant	5
Millennium Pipeline | U.S. Natural Gas Pipelines
Segment Reporting Information [Line Items]
Jointly owned utility plant, proportionate ownership share, percent	47.50%
Pennant Midstream | U.S. Natural Gas Pipelines
Segment Reporting Information [Line Items]
Jointly owned utility plant, proportionate ownership share, percent	47.00%
TransGas Pipeline Columbia | Mexico Natural Gas Pipelines
Segment Reporting Information [Line Items]
Jointly owned utility plant, proportionate ownership share, percent	46.50%